THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                        SUPPLEMENT DATED DECEMBER 1, 1997
                                       TO
                             EQUI-VEST(R) PROSPECTUS
                                DATED MAY 1, 1997

This supplement modifies certain information in the prospectus dated May 1, 1997 (the "Prospectus") for EQUI-VEST group and individual deferred variable annuity contracts offered by Equitable Life. Equitable Life will offer a modified version of its EQUI-VEST Series 200 TSA contracts (the "Modified TSA Agreement") only to participants in qualifying retirement programs of certain nonprofit healthcare organizations. This Supplement describes the material differences between the Modified TSA Agreement and the EQUI-VEST Series 200 TSA contract described in the Prospectus. Capitalized terms in this Supplement have the same meaning as in the Prospectus.

Material differences between the Modified TSA Agreement and the TSA provisions described in the EQUI-VEST Prospectus include the following:

   o CONTINGENT WITHDRAWAL CHARGE. The Contingent Withdrawal Charge schedule for the Modified TSA Agreement is as follows:

                          CONTINGENT WITHDRAWAL CHARGES
                          -----------------------------

                  CONTRACT YEAR(S)                      CHARGE
                  ----------------                      ------
                         1                                6%
                         2                                5
                         3                                4
                         4                                3
                         5                                2
                         6+                               0

      This table replaces the EQUI-VEST Series 200 Contingent Withdrawal Charge table in "Deductions and Charges" (Part 7 of the Prospectus).

   o EXCEPTIONS TO THE CONTINGENT WITHDRAWAL CHARGE. For the modified TSA Agreement, the section entitled "How the Contingent Withdrawal Charge is Applied for Series 100 and 200 IRA, SEP, SIMPLE IRA, TSA, EDC and Annuitant-Owned HR-10 Contracts" in "Part 7: Deductions and Charges" has been revised to add the following waivers:

      No charge will be applied to any amount withdrawn from the Modified TSA Agreement if:

      -- the Annuitant has separated from service, or

      -- the Annuitant makes a withdrawal at any time if he qualifies to receive
         Social Security disability benefits as certified by the Social Security Administration or any successor agency.

   o ANNUAL ADMINISTRATIVE CHARGE. No annual administrative charge will be charged to participants in the Modified TSA Agreement.

                     FOR USE ONLY IN THE STATE OF ILLINOIS.
888-1140